Supplement (Retail)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund is complete, as previously approved by the board of trustees of Vanguard Valley Forge Funds. The reorganization consolidated the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability of shareholders to receive ongoing stable distributions based on expected market conditions.

Vanguard Managed Payout Growth and Distribution Fund has been renamed Vanguard Managed Payout Fund (the Fund), and the Fund has adopted a managed distribution policy with a 4% annual distribution rate that will be applied to a hypothetical account value based on the Fund's average performance over the previous three years.

Changes in Underlying Fund Allocations

Vanguard Managed Payout Fund, which has the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets, has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. In addition, the 'Inflation-Linked Investments' section of the prospectus has been updated to allow for adjustments to the underlying Vanguard fund options.

The Managed Payout Fund does not have a fixed asset allocation. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

Prospectus Text Changes

All references to Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund are deleted from the prospectus, and all references to Vanguard Managed Payout Growth and Distribution Fund are changed to Vanguard Managed Payout Fund.

The following replaces the text under 'Investment Objective':

The Fund will make monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.

The following replaces similar text under 'Primary Investment Strategies':

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

In the 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in the 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

In the More on the Funds section, the following replaces the formulas under 'Managed Distribution Policy' on page 37 and under 'Fund Distributions' on page 67:

Vanguard Managed Payout Fund

Monthly distribution per share= 4% x Average daily value of hypothetical account over prior three calendar years1

----------------------------------------------------------------------------------------------------

12 x Number of shares held by hypothetical

account at the end of the prior

calendar year

1 The calculation for the 2014 monthly distributions will use September 30, 2013-rather than December 31, 2013-as the immediate prior year-end. Therefore, the 'prior three calendar years' shall be from October 1, 2010, to September30, 2013, and the 'end of the prior calendar year' shall be September 30, 2013. The calculation for the monthly distributions for 2015 and other future years will revert back to be based on the prior three calendar years and a calendar year-end of December 31.

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497D 012014

Vanguard Managed Payout Growth and Distribution Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund is complete, as previously approved by the board of trustees of Vanguard Valley Forge Funds. The reorganization consolidated the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability of shareholders to receive ongoing stable distributions based on expected market conditions.

Vanguard Managed Payout Growth and Distribution Fund has been renamed Vanguard Managed Payout Fund (the Fund), and the Fund has adopted a managed distribution policy with a 4% annual distribution rate that will be applied to a hypothetical account value based on the Fund's average performance over the previous three years.

Changes in Underlying Fund Allocations

Vanguard Managed Payout Fund, which has the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets, has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. In addition, the 'Inflation-Linked Investments' section of the prospectus has been updated to allow for adjustments to the underlying Vanguard fund options.

The Managed Payout Fund does not have a fixed asset allocation. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

Prospectus Text Changes

All references to Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund are deleted from the prospectus, and all references to Vanguard Managed Payout Growth and Distribution Fund are changed to Vanguard Managed Payout Fund.

The following replaces the text under 'Investment Objective':

The Fund will make monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.

The following replaces similar text under 'Primary Investment Strategies':

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

In the 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in the 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

In the More on the Funds section, the following replaces the formulas under 'Managed Distribution Policy' on page 37 and under 'Fund Distributions' on page 67:

Vanguard Managed Payout Fund

Monthly distribution per share= 4% x Average daily value of hypothetical account over prior three calendar years1

----------------------------------------------------------------------------------------------------

12 x Number of shares held by hypothetical

account at the end of the prior

calendar year

1 The calculation for the 2014 monthly distributions will use September 30, 2013-rather than December 31, 2013-as the immediate prior year-end. Therefore, the 'prior three calendar years' shall be from October 1, 2010, to September30, 2013, and the 'end of the prior calendar year' shall be September 30, 2013. The calculation for the monthly distributions for 2015 and other future years will revert back to be based on the prior three calendar years and a calendar year-end of December 31.

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497D 012014

Vanguard Managed Payout Growth Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund is complete, as previously approved by the board of trustees of Vanguard Valley Forge Funds. The reorganization consolidated the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability of shareholders to receive ongoing stable distributions based on expected market conditions.

Vanguard Managed Payout Growth and Distribution Fund has been renamed Vanguard Managed Payout Fund (the Fund), and the Fund has adopted a managed distribution policy with a 4% annual distribution rate that will be applied to a hypothetical account value based on the Fund's average performance over the previous three years.

Changes in Underlying Fund Allocations

Vanguard Managed Payout Fund, which has the flexibility to invest in Vanguard stock funds that capture the investment returns of U.S. and foreign equity markets, has reallocated a portion of its assets to Vanguard Global Minimum Volatility Fund. In addition, the 'Inflation-Linked Investments' section of the prospectus has been updated to allow for adjustments to the underlying Vanguard fund options.

The Managed Payout Fund does not have a fixed asset allocation. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

* U.S. Patent Nos. 8,180,695 and 8,185,464.

Prospectus Text Changes

All references to Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund are deleted from the prospectus, and all references to Vanguard Managed Payout Growth and Distribution Fund are changed to Vanguard Managed Payout Fund.

The following replaces the text under 'Investment Objective':

The Fund will make monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.

The following replaces similar text under 'Primary Investment Strategies':

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across the growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

In the 'Primary Risks' section, the following is added under 'Foreign Stock Risks,' after the first bullet point:

Currency hedging risk is the risk that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund's foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

The following replaces similar text in the 'Primary Risks' section:

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund (and/or other Vanguard inflation-protected securities funds) subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

In the More on the Funds section, the following replaces the formulas under 'Managed Distribution Policy' on page 37 and under 'Fund Distributions' on page 67:

Vanguard Managed Payout Fund

Monthly distribution per share= 4% x Average daily value of hypothetical account over prior three calendar years1

----------------------------------------------------------------------------------------------------

12 x Number of shares held by hypothetical

account at the end of the prior

calendar year

1 The calculation for the 2014 monthly distributions will use September 30, 2013-rather than December 31, 2013-as the immediate prior year-end. Therefore, the 'prior three calendar years' shall be from October 1, 2010, to September30, 2013, and the 'end of the prior calendar year' shall be September 30, 2013. The calculation for the monthly distributions for 2015 and other future years will revert back to be based on the prior three calendar years and a calendar year-end of December 31.

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497D 012014